Profit on disposal of intangible assets	12 Months Ended
Jun. 30, 2026
Profit on disposal of intangible assets
Profit on disposal of intangible assets
8	Profit on disposal of intangible assets

	2026	2025	2024
	£’000	£’000	£’000
Profit on disposal of registrations	46,881	48,742	36,516
Player loan income	—	—	906
	46,881	48,742	37,422